Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 504	€ 420
Additions	15	166
Amortization through income statement	(30)	(21)
Acquisitions through business combinations	63	10
Disposals		(3)
Disposal of a business		(58)
Other movements	0	(3)
Net exchange differences	23	(7)
Ending balance	575	504
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	835
Ending balance	967	835
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(331)
Ending balance	(393)	(331)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	291	316
Additions	0
Amortization through income statement	0
Acquisitions through business combinations	23	0
Disposals		0
Disposal of a business		(18)
Other movements	13	0
Net exchange differences	19	(6)
Ending balance	345	291
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	411
Ending balance	473	411
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(120)
Ending balance	(128)	(120)
Service concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	131	59
Additions	2	122
Amortization through income statement	(14)	(11)
Acquisitions through business combinations	0	0
Disposals		0
Disposal of a business		(38)
Other movements	0	0
Net exchange differences	1	0
Ending balance	120	131
Service concession rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	298
Ending balance	311	298
Service concession rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(166)
Ending balance	(191)	(166)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	48	21
Additions	12	41
Amortization through income statement	(11)	(8)
Acquisitions through business combinations	0	0
Disposals		(3)
Disposal of a business		(2)
Other movements	0	(1)
Net exchange differences	1	0
Ending balance	51	48
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	71
Ending balance	85	71
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(23)
Ending balance	(34)	(23)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	33	25
Additions	1	3
Amortization through income statement	(5)	(2)
Acquisitions through business combinations	40	10
Disposals		0
Disposal of a business		0
Other movements	(13)	(2)
Net exchange differences	2	0
Ending balance	58	33
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	56
Ending balance	98	56
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(23)
Ending balance	€ (40)	€ (23)